Operating Leases - Summary of quantitative information about operating leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Operating Leases
Operating cash outflow from operating leases	$ 253
Right-of-use assets obtained in exchange for new or modified operating lease liabilities	$ 1,305
Weighted-average remaining lease term (in years)	2 years 7 months 6 days
Weighted-average discount rate - operating leases	6.00%